Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating revenues (includes revenue taxes of $112 for 2013, $86 for 2012 and $9 for 2011)	$ 4,252		$ 3,580		$ 2,319
Operating expenses
Cost of goods sold	2,110		1,583		1,085
Operation and maintenance	889		815		495
Depreciation and amortization	399		393		185
Nicor merger expenses			20	[1]	57	[1]
Taxes other than income taxes	187		159		57
Total operating expenses	3,585		2,970		1,879
Gain on disposition of assets	11
Operating income	678		610		440
Other income, net	17		24		7
Interest expenses, net	(181)		(184)		(136)
Total other expense	(164)		(160)		(129)
Income before income taxes	514		450		311
Income tax expenses	188		165		125
Income from continuing operations	326		285		186
Income from discontinued operations, net of tax	5		1
Net income	331		286		186
Less net income attributable to the noncontrolling interest	18		15		14
Net Income attributable to AGL Resources Inc.	$ 313		$ 271		$ 172
Basic earnings per common share
Continuing operations (in Dollars per share)	$ 2.61		$ 2.31		$ 2.14
Discontinued operations (in Dollars per share)	$ 0.04		$ 0.01
Basic earnings per common share attributable to AGL Resources Inc. common shareholders (in Dollars per share)	$ 2.65		$ 2.32		$ 2.14
Diluted earnings per common share
Continuing operations (in Dollars per share)	$ 2.60		$ 2.30		$ 2.12
Discontinued operations (in Dollars per share)	$ 0.04		$ 0.01
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders (in Dollars per share)	$ 2.64		$ 2.31		$ 2.12
Cash dividends declared per common share (in Dollars per share)	$ 1.88		$ 1.74		$ 1.90
Weighted average number of common shares outstanding
Basic (in Shares)	117.9	[2]	117.0	[2]	80.4	[2]
Diluted (in Shares)	118.3	[3]	117.5	[3]	80.9	[3]

[1]	Transaction expenses associated with the Nicor merger are shown separately to better compare year-over-year results.
[2]	Daily weighted average shares outstanding.
[3]	There were no outstanding stock options excluded from the computation of diluted earnings per common share attributable to AGL Resources Inc. for any of the periods presented because their effect would have been anti-dilutive, as the exercise prices were greater than the average market price.